Summary of Significant Accounting Policies (Details) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 TWD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Summary of Significant Accounting Policies [Line Items]
Credit loss					$ 11,993			$ 1,455,101
Cash and cash equivalents	152,206			$ 152,206	248,382			60,155
Restricted cash amounted	607,362			607,362	615,433			656,625		$ 20.2	$ 20.1
Allowance for expected credit losses accounts	616,397			616,397	$ 616,414			616,505
Labor pension fund per month					6.00%	6.00%
Monthly contribution of employees salaries					6.00%	6.00%
Employee stock-based compensation expenses	$ 0			0	$ 1,935,755			10,314		0.4	$ 0.4
Non-employee stock-based compensation expense				$ 48,773	$ 451,480		$ 2,031,631	$ 902,960
Tax benefit percentage					50.00%	50.00%
Reportable segment	1	1			1	1
Provision credit loss	$ 11,993				$ 11,993
Restricted cash (in New Dollars)									$ 20.2	$ 20.2
Customer Concentration Risk [Member] | Client [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of clients rate								87.00%
Customer Concentration Risk [Member] | Client [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of clients rate					58.00%	58.00%		80.00%
Customer Concentration Risk [Member] | Two Client [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of clients rate					39.00%	39.00%
Taiwan Central Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash investments limit	91,500	$ 3.0			$ 91,500	$ 3.0
U.S. Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash investments limit	250,000				250,000
Post-retirement and post-employment benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Employee stock-based compensation expenses					11,642
Share-Based Payment Arrangement, Employee [Member]
Summary of Significant Accounting Policies [Line Items]
Employee stock-based compensation expense	$ 48,773				1,995,049			$ 0
Consulting services for rent			$ 95,876
Share-Based Payment Arrangement, Nonemployee [Member]
Summary of Significant Accounting Policies [Line Items]
Non-employee stock-based compensation expense					506,583			$ 185,933
Consulting services for rent					$ 271,828